T. ROWE PRICE Retirement 2015 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 45.7%
T. Rowe Price Funds:
New Income Fund  883,241 82,433 104,572 88,791,477 864,829
Limited Duration Inflation
Focused Bond Fund  652,100 90,583 89,610 129,852,821 684,324
International Bond Fund (USD
Hedged)  295,941 21,833 36,622 28,106,963 286,129
Emerging Markets Bond Fund  213,781 11,480 28,239 19,375,816 216,040
High Yield Fund  184,458 36,337 35,494 30,051,710 199,243
Dynamic Global Bond Fund  193,183 13,980 23,241 19,040,519 191,167
Floating Rate Fund  71,475 29,465 7,719 10,141,743 96,955
U.S. Treasury Long-Term Index
Fund  69,447 44,179 11,285 6,888,456 78,391
Total Bond Mutual Funds (Cost $2,556,456) 2,617,078
EQUITY MUTUAL FUNDS 52.5%
T. Rowe Price Funds:
Equity Index 500 Fund  1,045,536 23,892 215,717 7,369,681 743,085
Value Fund  157,823 201,078 27,304 9,750,668 425,909
Growth Stock Fund (2) 198,808 148,313 30,130 3,928,600 390,621
International Value Equity Fund  223,594 5,986 49,960 16,052,941 237,263
Overseas Stock Fund  222,735 5,219 47,425 18,314,908 227,654
International Stock Fund  201,696 5,403 27,061 10,494,997 226,587
Emerging Markets Stock Fund  131,710 1,721 34,575 2,306,318 130,607
Mid-Cap Growth Fund  116,954 6,673 14,485 1,117,692 129,071
Mid-Cap Value Fund  100,555 5,231 14,092 3,820,413 122,673
New Horizons Fund (2) 90,608 10,660 20,612 998,539 82,839
Small-Cap Value Fund  60,174 1,992 7,704 1,396,634 80,907
Small-Cap Stock Fund  69,685 3,185 13,812 1,182,444 80,465
Real Assets Fund  62,939 4,071 11,126 5,436,851 70,462
Emerging Markets Discovery
Stock Fund  1,161 24,175 455 1,930,404 30,095
U.S. Large-Cap Core Fund  4,844 16,656 574 822,156 25,429
Total Equity Mutual Funds (Cost $1,666,471) 3,003,667

T. ROWE PRICE Retirement 2015 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.6%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 181,042 420,673 511,440 90,274,709 90,275
Total Short-Term Investments (Cost $90,275) 90,275
Total Investments in Securities 99.8%
(Cost $4,313,202) $ 5,711,020
Other Assets Less Liabilities 0.2% 9,646
Net Assets 100.0% $ 5,720,666
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2015 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 233 MSCI EAFE Index contracts 3/21 (25,210) $ (773)
Short, 109 Russell 2000 E-Mini Index contracts 3/21 (11,986) (1,550)
Short, 802 S&P 500 E-Mini Index contracts 3/21 (152,749) (6,057)
Net payments (receipts) of variation margin to date 9,487
Variation margin receivable (payable) on open futures contracts $ 1,107

T. ROWE PRICE Retirement 2015 Fund

The accompanying notes are an integral part of this Portfolio of
Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 277 $ 7,245 $ 3,841
Emerging Markets Bond Fund (1,547) 19,018 9,220
Emerging Markets Discovery Stock Fund 226 5,214 189
Emerging Markets Stock Fund 18,314 31,751 1,488
Equity Index 500 Fund 304,529 (110,626) 12,802
Floating Rate Fund (155) 3,734 2,648
Growth Stock Fund 21,846 73,630 —
High Yield Fund 407 13,942 9,086
International Bond Fund (USD Hedged) 1,864 4,977 4,292
International Stock Fund 13,954 46,549 2,468
International Value Equity Fund 1,990 57,643 5,744
Limited Duration Inflation Focused Bond Fund 8,373 31,251 2,124
Mid-Cap Growth Fund 15,057 19,929 232
Mid-Cap Value Fund 5,200 30,979 1,910
New Horizons Fund 25,963 2,183 —
New Income Fund 9,647 3,727 17,956
Overseas Stock Fund 12,700 47,125 4,977
Real Assets Fund 1,410 14,578 1,503
Small-Cap Stock Fund 10,336 21,407 487
Small-Cap Value Fund 3,206 26,445 657
U.S. Large-Cap Core Fund 243 4,503 239
U.S. Treasury Long-Term Index Fund 13,040 (23,950) 1,038
Value Fund 12,219 94,312 5,964
U.S. Treasury Money Fund, 0.09% — — 136
Totals $ 479,099# $ 425,566 $ 89,001+
# Capital gain distributions from mutual funds represented $81,806 of the net realized gain (loss).
+ Investment income comprised $89,001 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2015 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2015 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F156-054Q3 02/21